Mineral Property Interests	12 Months Ended
Dec. 31, 2025
Mineral Property Interests [Abstract]
MINERAL PROPERTY INTERESTS
7.	MINERAL PROPERTY INTERESTS

	San Luis (Peru) (Note a)	La Estrella (Peru) (Note b)	Total
Balance, October 1, 2023 (Restated)	$–	$44,013	$44,013
Acquisition of San Luis Project	10,623,949	–	10,623,949
Foreign exchange adjustment	90,151	772	90,923
Balance, September 30, 2024 (Restated)	$10,714,100	$44,785	$10,758,885
Acquisition of concession	27,626	–	27,626
Transfer of concession	19,659	(19,659)	–
Foreign exchange adjustment	1,397,636	3,901	1,401,537
Balance, December 31, 2025	$12,159,021	$29,027	$12,188,048

The Company’s wholly-owned projects are comprised of the rights to explore the mineral claims and tenures at various stages of exploration. Unless otherwise noted they are not subject to any option or sale agreements. Certain of the claims are subject to a net smelter returns royalty (“NSR”), as detailed below.

a)	San Luis Project

The San Luis Project is a gold-silver exploration property located in the Ancash department of central Peru. SSR Mining and Esperanza Resources Corp. (“Esperanza”) jointly established Reliant Ventures S.A.C. to develop the project. In 2011, SSR Mining acquired Esperanza’s interest in the San Luis Project, consolidating full ownership of the project under SSR Mining.

On May 23, 2024, The Company acquired the project from SSR Mining, through the purchase of 100% of the shares of Reliant Ventures S.A.C., which holds the rights to the San Luis Project. As part of the acquisition agreement, the Company paid SSR Mining an initial cash payment of US$5,000,000 ($6,978,100) and agreed to pay up to US$37,500,000 in contingent consideration upon the achievement of specific project milestones. These milestones include the commencement of drilling, completion of a feasibility study, and milestones related to commercial production.

In June 2025, the Company made a payment of US$1,250,000 (approximately $1,705,000) to SSR Mining related to the achievement of the first milestone for the commencement of an initial drilling program in June 2025. The second milestone payment of US$1,250,000 (approximately $1,713,250), which is payable on the first anniversary of the commencement of the initial drilling program, is expected to be paid in June 2026.

Other potential milestone payments (milestones three to six that are related to the completion of a feasibility study and reaching commercial production), which could increase the total contingent consideration to up to US$37,500,000, are not recognized due to the current uncertainty in their likelihood.

Additionally, SSR Mining retained a 4% net smelter return (“NSR”) on the project. The Company has the option to buy back 2% of this royalty for US$15,000,000 at any time prior to the commencement of mine construction.

In addition to the 4% NSR granted to SSR Mining, the San Luis Project is also subject to a 1% NSR on 24 claims payable to Esperanza and a 1% NSR on two claims to Metalla Royalty & Streaming Ltd.

In May and November 2025, through its wholly owned subsidiary, Reliant Venture S.A.C., the Company staked an additional eight concessions covering a total of 6,300 hectares within the overall project area, for aggregate cash payments of $27,626.

b)	La Estrella

On August 10, 2021, the Company purchased from Compania Minera Ares S.A.C. mining claims known as the Estrella claims located in central Peru in consideration for a cash payment of $3,701 (US$2,700) and a 2% NSR. The Company, at its sole discretion and at any time may purchase 50% of the NSR for a consideration of US$200,000 and the remaining 50% for a consideration of US$300,000.

The Estrella 002 concession was acquired via auction with the Peruvian Mining Authority for consideration of US$31,000 (paid).

In addition, the Company has acquired the La Estrella project database including diamond drill core, assay results and laboratory certificates from Alianza Minerals Ltd. in consideration for the payment of $15,000 (paid) and the issuance of 37,500 common shares (issued).